Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001737924
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	NUVEEN CHURCHILL DIRECT LENDING CORP.